Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	PAYPAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001088143
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
PayPal Money Market Fund (Prospectus Summary) | PayPal Money Market Fund | PayPal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAPXX

PayPal Money Market Fund (Prospectus Summary) | PayPal Money Market Fund
SUMMARY OF THE FUND
Investment Objective
PayPal Money Market Fund (the "Fund"), a series of PayPal Funds (the "Trust"), seeks a high level of current income consistent with stability of capital and liquidity.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund invests all of its investable assets in the Money Market Master Portfolio (the "Master Portfolio"). Accordingly,
"Management Fees" include the management fees at the Fund and the Master
Portfolio levels. "Annual Fund Operating Expenses" also reflect the expenses at both the Fund and the Master Portfolio levels.

Under its Investment Advisory Agreement with the Trust, as amended (the
"Advisory Agreement"), PayPal Asset Management, Inc. (the "Adviser") is
responsible for payment of all the operating expenses of the Fund, except the
Fund's share of the Master Portfolio's expenses, brokerage fees and commissions, taxes, interest, fees and expenses of the Trustees who are not "interested"
persons of the Trust, as such term is defined in Section 2(a)(19) of the
Investment Company Act of 1940, as amended (the "1940 Act") (and their legal counsel), the compensation of the Chief Compliance Officer ("CCO"), the Fund's
portion of any joint insurance premiums, and extraordinary expenses (the
"Excluded Expenses").

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PayPal Money Market Fund
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.87%
Fee Waiver and/or Expense Reimbursement	(0.03%)
Total Annual Funds Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs, at both the Fund and Master Portfolio levels, would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PayPal Money Market Fund	86	275	479	1,070

Principal Investment Strategies of the Fund
The Fund is a "feeder" fund that invests all of its investable assets in the
Master Portfolio, which is a series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company issuing individual interests in multiple series. The Master Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Master Portfolio is a diversified portfolio that invests in U.S. dollar-denominated, high quality, short-term money market instruments issued by U.S. and non-U.S. issuers. The
Master Portfolio may invest in certificates of deposit, high quality debt obligations, certain obligations of U.S. and non-U.S. banks, certain repurchase agreements, and obligations of the U.S. government and its agencies and instrumentalities (including government-sponsored enterprises). To preserve its investors' capital, the Master Portfolio and through it, the Fund, seek to maintain a stable  $1.00 share price.

The Fund's performance is expected to correspond to the performance of the
Master Portfolio. This means that you should understand that the discussion of the Fund's investment objective, strategies and risks is a description of the investment characteristics and risks associated with the investments of the
Master Portfolio.

The Fund (through its investment in the Master Portfolio) reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of U.S.
banks.

Principal Investment Risks of Investing in the Fund
The following is a summary description of certain risks of investing in the
Fund.

Although the Fund seeks to preserve the value of your investment at  $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decreases. If these changes in value were substantial, the Fund's value could deviate from  $1.00 per share. In that event, you may lose money by investing in the Fund.

Concentration Risk. The Master Portfolio may concentrate its investments in the
U.S. banking industry, which would subject it to the risks generally associated with investments in the U.S. banking industry, i.e., interest rate risk, credit risk, and the risk of negative regulatory or market developments affecting the
U.S. banking industry.

Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and/or principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Master Portfolio's investment in that issuer.

Default Risk. Although the risk of default is generally considered unlikely, any default on an investment made by the Master Portfolio could cause the Fund's share price or yield to fall.

Income Risk. Income risk is the risk that the Fund's or the Master Portfolio's yield will vary as short-term securities in the Master Portfolio's portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down to a greater extent in response to changes in interest rates than the market prices of shorter-term debt securities.

Lack of Governmental Insurance or Guarantee Risk. Investment in the Fund is not
a not bank deposit in PayPal, Inc. ("PayPal") or its affiliates, including the
Adviser. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Master Portfolio invests may go down in value, including the possibility that the markets may go down sharply and unpredictably. Selection risk is the risk that the securities selected by the investment adviser to the
Master Portfolio may underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.

Non-U.S. Securities Risks. The Master Portfolio may invest in the securities of
non-U.S. issuers, so long as they are denominated in U.S. dollars. Securities of
non-U.S. issuers carry additional risks due to reasons ranging from the lack of information about an issuer to the risk of political uncertainties.

U.S. Government Obligations Risk. Certain securities in which the Master
Portfolio invests, including securities issued by certain U.S. government agencies and U.S. government-sponsored entities, are not guaranteed by the U.S.
government or supported by the full faith and credit of the United States.

Performance Information
The following bar chart and table show the Fund's performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns compare with those of a broad measure of market performance. Keep in mind that the Fund's past performance (before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The bar chart below shows the Fund's total returns for the calendar years indicated.

Best quarter:  1.29% Q3 2007
Worst quarter: 0.01% Q1 2010

7-day yield (as of Dec. 31, 2010): 0.12%
(Current yield information is available at www.paypal.com.)

The table below compares the Fund's average annual returns to the returns of
3-month U.S. Treasury Bills, for the one-year, five-year, and ten-year periods ended on December 31, 2010.

Average Annual Total Returns (as of December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
PayPal Money Market Fund	PayPal Money Market Fund	0.12%	2.56%	2.33%
PayPal Money Market Fund U.S. Treasury Bills (3-Month)	U.S. Treasury Bills (3-month)	0.13%	2.43%	2.38%

The Adviser and BlackRock Fund Advisors ("BFA"), the investment adviser to the
Master Portfolio, have in the past waived all or a portion of their respective fees or reimbursed expenses to the Fund or the Master Portfolio, as applicable, and may agree to do so in the future from time to time. When they waive fees and/or reimburse expenses, the Fund's operating expenses are reduced, and as a result, the Fund's total return and yield are increased. These waivers and/or reimbursements may be discontinued at any time. In the absence of such waivers and/or reimbursements, the Fund's total return and yield would have been, and will be, lower.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
PayPal Money Market Fund (Prospectus Summary) | PayPal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY OF THE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
PayPal Money Market Fund (the "Fund"), a series of PayPal Funds (the "Trust"), seeks a high level of current income consistent with stability of capital and liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund invests all of its investable assets in the Money Market Master Portfolio (the "Master Portfolio"). Accordingly,
"Management Fees" include the management fees at the Fund and the Master
Portfolio levels. "Annual Fund Operating Expenses" also reflect the expenses at both the Fund and the Master Portfolio levels.

Under its Investment Advisory Agreement with the Trust, as amended (the
"Advisory Agreement"), PayPal Asset Management, Inc. (the "Adviser") is
responsible for payment of all the operating expenses of the Fund, except the
Fund's share of the Master Portfolio's expenses, brokerage fees and commissions, taxes, interest, fees and expenses of the Trustees who are not "interested"
persons of the Trust, as such term is defined in Section 2(a)(19) of the
Investment Company Act of 1940, as amended (the "1940 Act") (and their legal counsel), the compensation of the Chief Compliance Officer ("CCO"), the Fund's
portion of any joint insurance premiums, and extraordinary expenses (the
"Excluded Expenses").

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs, at both the Fund and Master Portfolio levels, would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund is a "feeder" fund that invests all of its investable assets in the
Master Portfolio, which is a series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company issuing individual interests in multiple series. The Master Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Master Portfolio is a diversified portfolio that invests in U.S. dollar-denominated, high quality, short-term money market instruments issued by U.S. and non-U.S. issuers. The
Master Portfolio may invest in certificates of deposit, high quality debt obligations, certain obligations of U.S. and non-U.S. banks, certain repurchase agreements, and obligations of the U.S. government and its agencies and instrumentalities (including government-sponsored enterprises). To preserve its investors' capital, the Master Portfolio and through it, the Fund, seek to maintain a stable  $1.00 share price.

The Fund's performance is expected to correspond to the performance of the
Master Portfolio. This means that you should understand that the discussion of the Fund's investment objective, strategies and risks is a description of the investment characteristics and risks associated with the investments of the
Master Portfolio.

The Fund (through its investment in the Master Portfolio) reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of U.S.
banks.

Risk, Heading	rr_RiskHeading	Principal Investment Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following is a summary description of certain risks of investing in the
Fund.

Although the Fund seeks to preserve the value of your investment at  $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decreases. If these changes in value were substantial, the Fund's value could deviate from  $1.00 per share. In that event, you may lose money by investing in the Fund.

Concentration Risk. The Master Portfolio may concentrate its investments in the
U.S. banking industry, which would subject it to the risks generally associated with investments in the U.S. banking industry, i.e., interest rate risk, credit risk, and the risk of negative regulatory or market developments affecting the
U.S. banking industry.

Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and/or principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Master Portfolio's investment in that issuer.

Default Risk. Although the risk of default is generally considered unlikely, any default on an investment made by the Master Portfolio could cause the Fund's share price or yield to fall.

Income Risk. Income risk is the risk that the Fund's or the Master Portfolio's yield will vary as short-term securities in the Master Portfolio's portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down to a greater extent in response to changes in interest rates than the market prices of shorter-term debt securities.

Lack of Governmental Insurance or Guarantee Risk. Investment in the Fund is not
a not bank deposit in PayPal, Inc. ("PayPal") or its affiliates, including the
Adviser. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Master Portfolio invests may go down in value, including the possibility that the markets may go down sharply and unpredictably. Selection risk is the risk that the securities selected by the investment adviser to the
Master Portfolio may underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.

Non-U.S. Securities Risks. The Master Portfolio may invest in the securities of
non-U.S. issuers, so long as they are denominated in U.S. dollars. Securities of
non-U.S. issuers carry additional risks due to reasons ranging from the lack of information about an issuer to the risk of political uncertainties.

U.S. Government Obligations Risk. Certain securities in which the Master
Portfolio invests, including securities issued by certain U.S. government agencies and U.S. government-sponsored entities, are not guaranteed by the U.S.
government or supported by the full faith and credit of the United States.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decreases. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund's performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns compare with those of a broad measure of market performance. Keep in mind that the Fund's past performance (before and after tax) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund's performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.paypal.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after tax) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below shows the Fund's total returns for the calendar years indicated.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:  1.29% Q3 2007
Worst quarter: 0.01% Q1 2010

7-day yield (as of Dec. 31, 2010): 0.12%
(Current yield information is available at www.paypal.com.)

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below compares the Fund's average annual returns to the returns of
3-month U.S. Treasury Bills, for the one-year, five-year, and ten-year periods ended on December 31, 2010.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The Adviser and BlackRock Fund Advisors ("BFA"), the investment adviser to the
Master Portfolio, have in the past waived all or a portion of their respective fees or reimbursed expenses to the Fund or the Master Portfolio, as applicable, and may agree to do so in the future from time to time. When they waive fees and/or reimburse expenses, the Fund's operating expenses are reduced, and as a result, the Fund's total return and yield are increased. These waivers and/or reimbursements may be discontinued at any time. In the absence of such waivers and/or reimbursements, the Fund's total return and yield would have been, and will be, lower.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of December 31, 2010)
Money Market, Seven Day Yield, Caption	rr_MoneyMarketSevenDayYieldCaption	7-day yield (as of Dec. 31, 2010):
PayPal Money Market Fund (Prospectus Summary) | PayPal Money Market Fund | PayPal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.12%
PayPal Money Market Fund | U.S. Treasury Bills (3-Month)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	U.S. Treasury Bills (3-month)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.38%
PayPal Money Market Fund | PayPal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Funds Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.84%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	275
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	479
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,070
Annual Return 2001	rr_AnnualReturn2001	2.86%
Annual Return 2002	rr_AnnualReturn2002	1.85%
Annual Return 2003	rr_AnnualReturn2003	1.16%
Annual Return 2004	rr_AnnualReturn2004	1.37%
Annual Return 2005	rr_AnnualReturn2005	3.27%
Annual Return 2006	rr_AnnualReturn2006	4.88%
Annual Return 2007	rr_AnnualReturn2007	5.10%
Annual Return 2008	rr_AnnualReturn2008	2.61%
Annual Return 2009	rr_AnnualReturn2009	0.23%
Annual Return 2010	rr_AnnualReturn2010	0.12%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	PayPal Money Market Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.33%